Offerings	May 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	14,099,351
Proposed Maximum Offering Price per Unit	1.47
Maximum Aggregate Offering Price	$ 20,726,045.97
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,862.27
Offering Note	(1) (a) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock, par value $0.0001 (the "Common Stock"), that become issuable under the Registrant's 2021 Equity Incentive Plan (the "2021 EIP") by reason of any stock dividend, stock split, recapitalization, or other similar transaction that results in an increase in the number of outstanding shares of Common Stock. (b) Represents shares of Common Stock reserved for issuance under the 2021 EIP that were added to the 2021 EIP effective as of January 1, 2026 pursuant to the evergreen provision thereof, which provides that the number of shares of Common Stock reserved for issuance under the 2021 EIP will automatically increase on the first day of each calendar year in an amount equal to 5% of the shares of Common Stock outstanding on the last day of the calendar year before the date of each automatic increase or a lesser number of shares of Common Stock determined by the Registrant's board of directors. (c) Estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for purposes of calculating the registration fee. The proposed maximum offering price per share and maximum aggregate offering price are calculated on the basis of the average of the high and low sales prices of the Common Stock as reported on the Nasdaq Global Market on May 7, 2026, which date is a date within five business days of the filing of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	2,685,546
Proposed Maximum Offering Price per Unit	1.2495
Maximum Aggregate Offering Price	$ 3,355,589.73
Fee Rate	0.01381%
Amount of Registration Fee	$ 463.41
Offering Note	(2) (a) Pursuant to Rule 416(a) of the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Registrant's 2021 Employee Stock Purchase Plan (the "2021 ESPP") by reason of any stock dividend, stock split, recapitalization, or other similar transaction that results in an increase in the number of outstanding shares of Common Stock. (b) Represents shares of Common Stock reserved for issuance under the 2021 ESPP that were added to the 2021 ESPP effective as of January 1, 2026 pursuant to the evergreen provision thereof, which provides that the number of shares of Common Stock reserved for issuance under the 2021 ESPP will automatically increase on the first day of each calendar year in an amount equal to the lesser of (i) 1% of the shares of Common Stock outstanding on the last day of the calendar year before the date of each automatic increase, and (ii) 2,685,546 shares of Common Stock; provided that the Registrant's board of directors may determine that such increase will be less than the amount set forth in clauses (i) and (ii). (c) Estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for purposes of calculating the registration fee. The proposed maximum offering price per share and maximum aggregate offering price are calculated on the basis of the average of the high and low sales prices of the Common Stock as reported on the Nasdaq Global Market on May 7, 2026, which date is a date within five business days of the filing of this Registration Statement, multiplied by 85%, which is the percentage of the trading price per share of Common Stock applicable to purchasers under the 2021 ESPP.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	5,993,250
Proposed Maximum Offering Price per Unit	1.47
Maximum Aggregate Offering Price	$ 8,810,077.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,216.67
Offering Note	(3) (a) Pursuant to Rule 416(a) of the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Registrant's 2026 Inducement Plan (the "2026 Inducement Plan") by reason of any stock dividend, stock split, recapitalization, or other similar transaction that results in an increase in the number of outstanding shares of Common Stock. (b) Represents shares of Common Stock reserved for issuance under the 2026 Inducement Plan. (c) Estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for purposes of calculating the registration fee. The proposed maximum offering price per share and maximum aggregate offering price are calculated on the basis of the average of the high and low sales prices of the Common Stock as reported on the Nasdaq Global Market on May 7, 2026, which date is a date within five business days of the filing of this Registration Statement.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	192,000
Proposed Maximum Offering Price per Unit	1.69
Maximum Aggregate Offering Price	$ 324,480.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 44.81
Offering Note	(4) (a) Pursuant to Rule 416(a) of the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the 2026 Inducement Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction that results in an increase in the number of outstanding shares of Common Stock. (b) Represents shares of Common Stock issuable upon the exercise of stock options granted on March 1, 2026 pursuant to the 2026 Inducement Plan (the "March Inducement Awards"). (c) Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the price at which the March Inducement Awards may be exercised.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	1,083,750
Proposed Maximum Offering Price per Unit	1.33
Maximum Aggregate Offering Price	$ 1,441,387.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 199.06
Offering Note	(5) (a) Pursuant to Rule 416(a) of the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the 2026 Inducement Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction that results in an increase in the number of outstanding shares of Common Stock. (b) Represents shares of Common Stock issuable upon the exercise of stock options granted on April 1, 2026 pursuant to the 2026 Inducement Plan (the "April Inducement Awards"). (c) Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the price at which the April Inducement Awards may be exercised.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	731,000
Proposed Maximum Offering Price per Unit	1.52
Maximum Aggregate Offering Price	$ 1,111,120.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 153.45
Offering Note	(6) (a) Pursuant to Rule 416(a) of the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the 2026 Inducement Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction that results in an increase in the number of outstanding shares of Common Stock. (b) Represents shares of Common Stock issuable upon the exercise of stock options granted on May 1, 2026 pursuant to the 2026 Inducement Plan (the "May Inducement Awards"). (c) Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the price at which the May Inducement Awards may be exercised.